Financial Instruments (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 16, 2014	Apr. 29, 2013
Key inputs used in investor option liability valuation
Fair value per ordinary share (in dollars per share)	$ 14.24	$ 14.10
Investor option liability		$ 29,504,000
Income (losses) recognized as subsequent change in fair value of investor option liability	(46,972,000)	21,064,000
Financial instruments measured on a recurring basis
Key inputs used in investor option liability valuation
Investor option liability		29,504,000
Financial instruments measured on a recurring basis | Investor option liability
Key inputs used in investor option liability valuation
Risk-free interest rate (as a percent)		0.30%
Expected volatility (as a percent)		53.00%
Expected life (in years)		1 year 4 months 24 days
Fair value per ordinary share (in dollars per share)		$ 14.10
Investor option liability				76,500,000	50,600,000
Income (losses) recognized as subsequent change in fair value of investor option liability	(47,000,000)	21,100,000
Financial instruments measured on a recurring basis | Investor option liability | Alibaba
Key inputs used in investor option liability valuation
Minimum percentage of shares sold (as a percent)		25.00%
Non-recurring
Key inputs used in investor option liability valuation
Impairment loss for investments under cost method	0	0	0
Impairment loss for investments under equity method	0	0	0
Impairment loss for available-for-sale investments	$ 0	$ 0	$ 0